Accounts payable and other	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Accounts payable and other

6 – Accounts payable and other

In millions	December 31,	2012	2011

Trade payables		$386	$445
Payroll-related accruals		340	343
Income and other taxes		294	130
Accrued charges		135	121
Accrued interest		105	123
Stock-based incentives liability (Note 10)		88	84
Personal injury and other claims provisions (Note 16)		82	84
Environmental provisions (Note 16)		31	63
Other postretirement benefits liability (Note 11)		17	18
Other		148	169
Total accounts payable and other		$1,626	$1,580